Interest in Other Entities (Details) - Schedule of consequences of changes in ownership rights - ScoutCam [Member] - USD ($) $ in Thousands	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Interest in Other Entities (Details) - Schedule of consequences of changes in ownership rights [Line Items]
Issuance shares and warrants		$ 1,956
Loan conversion		(136)
Exercise of warrants	264
Change in capital attributed to the owner of ScoutCam	$ 264	$ 1,820